Saba Closed-End Funds ETF	August 31, 2023
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS – 116.6%
EQUITY – 42.7%
abrdn Global Infrastructure Income Fund(a)	63,202	$1,096,555
Adams Diversified Equity Fund, Inc.(a)	312,594	5,511,032
Adams Natural Resources Fund, Inc.	59	1,356
ASA Gold and Precious Metals Ltd.*	12,202	181,566
BlackRock Health Sciences Term Trust(a)	167,061	2,581,093
BlackRock Innovation and Growth Term Trust(a)	788,902	6,082,435
Center Coast Brookfield MLP & Energy Infrastructure Fund(a)	50,105	1,070,744
ClearBridge Energy Midstream Opportunity Fund, Inc.(a)	259,059	8,129,271
ClearBridge MLP & Midstream Total Return Fund, Inc.(a)	187,434	6,130,966
Clough Global Equity Fund	11	66
First Trust MLP and Energy Income Fund	56	455
First Trust New Opportunities MLP & Energy Fund	151	968
GAMCO Natural Resources Gold & Income Trust	42,277	216,458
General American Investors Co., Inc.	15,613	652,623
John Hancock Tax-Advantaged Global Shareholder Yield Fund	4,632	21,909
MainStay CBRE Global Infrastructure Megatrends Term Fund(a)	370,989	4,874,796
Mexico Equity and Income Fund, Inc. (The)*	1,943	19,741
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	22,066	156,448
Neuberger Berman Next Generation Connectivity Fund, Inc.(a)	644,541	6,928,816
Nuveen Real Asset Income and Growth Fund	125,212	1,398,618
NXG NextGen Infrastructure Income Fund(a)	59,957	2,158,452
Principal Real Estate Income Fund(a)	125,444	1,189,209
Royce Global Value Trust, Inc.	13	119
Taiwan Fund, Inc. (The)*	7,184	223,422
Templeton Emerging Markets Fund	300	3,512
Tortoise Energy Independence Fund, Inc.(a)	13,622	424,325
Tortoise Energy Infrastructure Corp.	2,624	79,061
Tortoise Midstream Energy Fund, Inc.(a)	36,444	1,290,118
Tortoise Pipeline & Energy Fund, Inc.	5,540	157,114
Voya Emerging Markets High Dividend Equity Fund(a)	176,414	897,947
Voya Global Advantage and Premium Opportunity Fund	83	707
Voya Infrastructure Industrials and Materials Fund(a)	103,222	1,029,123
		$52,509,025

	Number of Shares	Value
CLOSED-END FUNDS (Continued)

FIXED INCOME – 61.3%
AllianceBernstein National Municipal Income Fund, Inc.	193	$2,009
Apollo Tactical Income Fund, Inc.(a)	205,048	2,712,785
BlackRock California Municipal Income Trust(a)	585,715	6,694,722
BlackRock ESG Capital Allocation Term Trust(a)	1,443,204	22,355,230
BlackRock Municipal Income Trust	57	551
BlackRock MuniHoldings California Quality Fund, Inc.	33	343
BlackRock MuniHoldings Fund, Inc.	65	732
BlackRock MuniHoldings New York Quality Fund, Inc.	119	1,177
BlackRock MuniVest Fund, Inc.	8	53
BlackRock MuniYield Michigan Quality Fund, Inc.	8	86
BlackRock MuniYield New York Quality Fund, Inc.	57	546
BlackRock MuniYield Pennsylvania Quality Fund	11,310	124,071
BlackRock New York Municipal Income Trust	16	157
Blackstone Long-Short Credit Income Fund	25,947	299,688
Blackstone Strategic Credit 2027 Term Fund	1,200	13,260
BNY Mellon High Yield Strategies Fund	4,380	9,767
BNY Mellon Municipal Income, Inc.	88,616	543,216
BNY Mellon Strategic Municipal Bond Fund, Inc.	93	504
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	19,032	153,779
Carlyle Credit Income Fund(a)	59,693	472,769
Destra Multi-Alternative Fund	129,251	778,091
DWS Municipal Income Trust	149	1,247
DWS Strategic Municipal Income Trust(a)	140,689	1,146,615
Eaton Vance California Municipal Bond Fund(a)	203,052	1,756,400
Eaton Vance California Municipal Income Trust	42,674	415,645
Eaton Vance New York Municipal Bond Fund(a)	535,246	5,009,903
Ellsworth Growth and Income Fund Ltd.(a)	186,807	1,615,881
Federated Hermes Premier Municipal Income Fund	30,978	319,383
Franklin Ltd. Duration Income Trust	52	322
Invesco Pennsylvania Value Municipal Income Trust	18,587	178,063

Saba Closed-End Funds ETF	August 31, 2023
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
Invesco Trust for Investment Grade New York Municipals	25	$245
MFS High Income Municipal Trust	2	7
MFS High Yield Municipal Trust(a)	475,052	1,586,674
MFS Investment Grade Municipal Trust(a)	96,023	721,133
Morgan Stanley Emerging Markets Debt Fund, Inc.	158,293	1,054,231
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	962,638	4,524,399
Neuberger Berman California Municipal Fund, Inc.	14,936	156,529
Neuberger Berman Municipal Fund, Inc.	6	59
Neuberger Berman New York Municipal Fund, Inc.	13,700	127,067
New America High Income Fund, Inc. (The)	4,187	28,639
Nuveen AMT-Free Municipal Credit Income Fund	117	1,305
Nuveen Arizona Quality Municipal Income Fund	8	83
Nuveen California Quality Municipal Income Fund	441	4,586
Nuveen Core Plus Impact Fund(a)	478,485	4,698,723
Nuveen Mortgage and Income Fund	3,190	51,965
Nuveen Municipal Credit Income Fund	52,074	589,478
Nuveen New Jersey Quality Municipal Income Fund(a)	143,722	1,625,496
Nuveen Pennsylvania Quality Municipal Income Fund(a)	154,797	1,701,219
Nuveen Preferred & Income Securities Fund	59	378
Nuveen Variable Rate Preferred & Income Fund	3,137	50,443
PGIM Short Duration High Yield Opportunities Fund	4,360	66,926
PIMCO Energy & Tactical Credit Opportunities Fund	94,328	1,614,895
Pioneer Municipal High Income Advantage Fund, Inc.	47	347
Pioneer Municipal High Income Opportunities Fund, Inc.(a)	96,168	991,492
Putnam Managed Municipal Income Trust	694	4,004
Templeton Global Income Fund(a)	2,682,634	11,052,452
Western Asset Intermediate Muni Fund, Inc.	24,862	185,470
Western Asset Managed Municipals Fund, Inc.	21	201
Western Asset Municipal Partners Fund, Inc.	5	57
		75,445,498

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
HYBRID – 12.6%
BlackRock Capital Allocation Term Trust(a)	491,874	$7,333,841
Ecofin Sustainable and Social(a)	181,675	2,292,739
Nuveen Multi-Asset Income Fund(a)	502,768	5,942,718
Thornburg Income Builder Opportunities Trust	1	15
		15,569,313

TOTAL INVESTMENTS – 116.6%
(Cost $142,359,985)		143,523,836
Liabilities in Excess of Other Assets – (16.6%)		(20,479,041)
TOTAL NET ASSETS – 100.0%		$123,044,795

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for borrowings. As of August 31, 2023, the aggregate value of those securities was $86,439,877, representing 70.3% of net assets.

Saba Closed-End Funds ETF	August 31, 2023
SCHEDULE OF INVESTMENTS (Concluded)	(Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation (Depreciation)
Bond Futures (Short Position)
CBOT 10-Year U.S. Treasury Note	December 2023	(44)	$(4,876,026)	$(4,885,375)	$(9,349)
CBOT 5-Year U.S. Treasury Note	December 2023	(414)	(44,197,220)	(44,265,656)	(68,436)
TOTAL FUTURES CONTRACTS			$(49,073,246)	$(49,151,031)	$(77,785)